FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring fair value measurement - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 359	$ 709
Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	112	414
Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	247	295
Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	112	414
Other investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	112	414
Other investments [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	59	53
Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	59	53
Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	188	242
Receivables from provisional copper and gold sales [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Receivables from provisional copper and gold sales [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	188	242
Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0